Non-Controlling Interests - Summarized Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 70,917	$ 54,914
Net cash used in investing activities	17,454	17,763
Net cash used in financing activities	(54,487)	(49,359)
Change in cash and cash equivalents	33,884	23,318
Nova [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	0	17,129
Net cash used in investing activities	(0)	(16,211)
Net cash used in financing activities	(0)	(7,971)
Change in cash and cash equivalents	$ 0	$ (7,053)